ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 4, 2025	Jessica Lees T +1 310 975 3319 jessica.lees@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO California Municipal Income Fund

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of PIMCO California Municipal Income Fund, a Massachusetts business trust (“PCQ”), we are today filing via EDGAR a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganizations of PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC” and together with PCK, the “Target Funds”) with and into PCQ, as described in the Registration Statement.

The joint Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) contained in the Registration Statement will be furnished to common shareholders of PCQ in connection with a joint special meeting of the common shareholders of PCQ. At the special meeting, common shareholders of PCQ will be asked to approve the issuance of additional common shares of PCQ to be issued in connection with the reorganizations. The Proxy Statement/Prospectus will be furnished for informational purposes only to shareholders of each Target Fund and preferred shareholders of PCQ. The holders of the RVMTP Shares (as defined in the Proxy Statement/Prospectus) of each Target Fund will be asked to consent to the applicable reorganization.

Registration fees have been paid in connection with this filing. Please direct any questions or comments regarding this filing to me at (310) 975-3319 or to Chelsea M. Childs at (415) 315-6374. Thank you for your attention in this matter.

Very truly yours,

/s/ Jessica Lees
Jessica Lees

cc:	Ryan G. Leshaw, Esq.
Timothy Bekkers, Esq.
Jaime Dinan, Esq.
David C. Sullivan, Esq.
Chelsea M. Childs, Esq.